EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 17 - EQUITY:

a.	Ordinary Share: Ordinary Share confer upon its holders the rights to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

b.
SPAC merger:

Prior to the SPAC transaction (see Note 1), in addition to the Ordinary Shares, the Company held three classes of preferred shares (A, B and C) which beard different rights and preferences and which were issued at early stages of the Company.  Following the Business Combination Transaction, all preferred shares were converted into Ordinary Shares and the Company has canceled the par value of the Ordinary Shares. In addition, the Company conducted a forward share split of one-for-  1.046.

c.
Share Option Plan:

On September 4, 2013, the Company’s board directors adopted time the 2013 Share Incentive Plan pursuant to which the board of directors is authorized to issue share options, restricted shares and other awards to officers, directors, employees, consultants and other service providers of SatixFy Israel Ltd. Each option is exercisable for one Ordinary Share for a period of ten years from the grant date.

c.
Share Option Plan (Cont.):

On May 12, 2020, the Company’s board of directors adopted the 2020 Share Award Plan replacing the 2013 Share Incentive Plan and all the grants to Israeli employees were replaced with grants issued pursuant to the 2020 Share Award Plan after receiving an approval from the Israeli Tax Authorities for tax exemption in accordance with the provisions of section 104B (f) of the Income Tax Ordinance.

The Options granted under the 2013 Share Incentive Plan and under 2020 Share Award Plan are subject to Section 102 of the Israeli Tax Ordinance, the minimum period in which the options granted to a participant or, upon exercise or vesting thereof the underlying Ordinary Shares, are to be held by a trustee on behalf of the participant, in accordance with Section 102, and pursuant to the tax track which the Company selects subject to the provisions of Section 102(g) of the Israeli Tax Ordinance.

During the year ended December 31, 2024, the Company granted options to purchase up to 377,767 Ordinary Shares to certain employees. The Company didn’t grant options in 2023. In 2024 and 2023, options to purchase 127,596 Ordinary Shares and 229,760 Ordinary Shares, respectively were exercised by employees. As of December 31, 2024 and 2023, options to purchase 5,525,883 Ordinary Shares and 6,214,912 Ordinary Shares, respectively, were outstanding, respectively, of which 4,943,452 Ordinary Shares were exercisable as of December 31, 2024.

In 2023, the Company granted for the first time 7,808,280 Restricted Share Units (“RSUs”) to employees and subcontractors. The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of four years with a one year cliff and thereafter vest on a quarterly basis over the remaining three years. The RSUs that were granted to the Israeli employees were granted under Section 102 of the Israeli Tax Ordinance. As of December 31, 2024, and 2023 4,890,652 and  5,219,101 RSUs, respectively  were outstanding.

On May 4, 2017, the Company’s board of directors approved EMI share option scheme pursuant to which the board of directors is authorized to issue share options, restricted share and other awards to officers, directors, employees, consultants and other service providers of the Company’s UK subsidiaries. Each option can be exercised for one ordinary stock with a par value of $0.008. Options granted vest in equal tranches over three years from the grant date. Each option is exercisable up to ten years from the grant date.

c.
Share Option Plan (Cont.):

On May 12, 2020 following the board of directors adopted the 2020 EMI Share Option Plan replacing the EMI Share Option Scheme and all of the grants held by the Company’s employees in the UK under the EMI Share Option Scheme were replaced with  grants under the 2020 EMI Share Option Plan.

Pursuant to the EMI Share Option Scheme, options only become exercisable upon an exit event. An exit event is defined as the sale or transfer of the whole of the undertaking or assets of the Company and its subsidiaries or a successful listing on a recognized share exchange. If the options remain unexercised after a period of ten years from the date of grant the share options will automatically lapse and cease to be exercisable. If an employee terminates its employment with the Group, for whatever reason (including death), all options are forfeited immediately. All options granted are non-assignable under the rules of the EMI Share Option Scheme and any Ordinary Shares ultimately acquired upon the exercise of an option are subject to certain restrictions as stipulated in the Company’s articles of association.

c.	Share Option Plan (cont.): The following table summarizes information about options outstanding and exercisable as of December 31, 2024 and 2023:

	2024		2023
		Weighted		Weighted
	Number	Average	Number	Average
	of	Exercise	of	Exercise
	Options	Price	Options	Price
	USD		USD
Options outstanding at the beginning of year:	6,215	1.67	7,297	1.76
Changes during the year:
Granted	378	0.71	-	-
Exercised	299	-	38	0.68
Forfeited	971	0.71	1,044	2.38
Options outstanding at end of year	5,323	1.86	6,215	1.67
Options exercisable at year-end	4,808	1.93	3,171	0.9

The fair value of each option granted is estimated on the date of grant, using the Black-Scholes framework with the following assumptions: dividend yield of 0% for all years; expected volatility:– 40%-60%; risk-free interest rate: 0.1%-2.5%-; and expected life: 2-4 years.

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company’s historical experience and expectation of future dividends payouts and may be subject to change in the future.

d.	Share Option Plan (cont.): The RSUs to employees and services providers outstanding as of December 31, 2024 and 2023 as follows:

	Number of RSUs
	2024	2023
Outstanding at beginning of year	5,219,101	-
Granted	2,450,583	7,808,280
Vested	(2,466,858)	(902,753)
Forfeited	(300,353)	(1,686,426)
Unvested as of December 31	4,902,473	5,219,101